Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2012
Basis of Presentation and General Information (Abstract)
Basis of Presentation and General Information

1. Basis of Presentation and General Information:

The accompanying unaudited interim condensed consolidated financial statements include the accounts of Ocean Rig UDW Inc and its subsidiaries (collectively, the "Company," "Ocean Rig" or "Group"). Ocean Rig was formed under the laws of the Republic of the Marshall Islands on December 10, 2007, under the name Primelead Shareholders Inc. The Company is controlled by DryShips Inc. ("DryShips"), a publicly company listed on the NASDAQ exchange listed under the symbol "DRYS".

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP") and applicable rules and regulations from the Securities and Exchange Commission ("SEC") for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for complete financial statements. These statements and the accompanying notes should be read in conjunction with the Company's Annual Report on Form 20-F for the fiscal year ended December 31, 2011, filed with the SEC on March 14, 2012.

Certain prior period amounts have been reclassified to conform to the current year presentation including: a) the reclassification of part of deferred mobilization expenses and deferred revenue from current assets and current liabilities, respectively, to non-current assets and non-current liabilities and b) the reclassification of foreign exchange gains/losses in the Statement of operations from "General and administrative expenses" to "Other, net".

These unaudited interim condensed consolidated financial statements have been prepared on the same basis as the Company's annual consolidated financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Company's financial position, results of operations and cash flows for the periods presented. Operating results for the six-month period ended June 30, 2012, are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2012.